Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (6,611)	$ (5,487)	$ (5,728)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	[1]	307	309
Credit related fair value adjustments		(87)	(70)
Carrying value		220	239
Carrying value net of related allowance		219	237
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (1)	$ (2)

[1]	Represents principal amount owed net of write-offs.